Additional disclosures - Parent company condensed statements of income (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Interest income		€ 105,252	€ 71,430	€ 46,463
Dividend income		571	488	513
Interest expense		(61,991)	(32,811)	(13,093)
Non-interest income		1,104	1,510	2,255
Non-interest expense		(2,827)	(2,803)	(2,442)
Operating profit/(loss) before tax	€ 5,109	16,459	15,250	14,547
Tax expense or income from continuing operations	€ (267)	(4,276)	(4,486)	(4,894)
Profit/(loss) for the year		12,183	10,764	9,653
Parent Company | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Interest income		32,231	19,322	11,893
Dividend income		9,182	8,743	5,072
Interest expense		(16,204)	(5,958)	(2,785)
Interest income / (charges)		16,027	13,364	9,108
Impairment losses charged to income for the year		(1,372)	(1,397)	(2,287)
Interest income / (charges) after provision for credit losses		14,655	11,967	6,821
Non-interest income		4,778	4,808	4,092
Non-interest expense		(9,661)	(8,811)	(7,049)
Operating profit/(loss) before tax		9,772	7,964	3,864
Tax expense or income from continuing operations		(533)	(43)	68
Profit/(loss) for the year		9,239	7,921	3,932
Parent Company | Reportable Legal Entities | Earning assets
Condensed Income Statements, Captions [Line Items]
Interest income		23,049	10,579	6,821
Parent Company | Reportable Legal Entities | Bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income		8,159	8,228	4,075
Parent Company | Reportable Legal Entities | Non-bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income		€ 1,023	€ 515	€ 997